Note 15 - Contingently Redeemable Noncontrolling Interests - Redeemable Noncontrolling Interests, Net of Issuance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 5,454	$ 5,196	$ 0
Issuance	3,763		5,196
Accretion to redemption value	1,857	258
Balance	$ 11,074	$ 5,454	$ 5,196